Submission	Sep. 15, 2025
Submission [Line Items]
Central Index Key	0001369085
Registrant Name	NEW PACIFIC METALS CORP
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A